Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax [Absract]
Income taxes

21. Income taxes

A. Significant components of deferred tax assets and liabilities

	Recognized in earnings		As at December 31
	2018	2017	2018	2017

Assets
Property, plant and equipment	$119,132	$(4,325)	$245,206	$115,193
Provision for reclamation	(36,622)	(16,760)	191,189	227,785
Inventories	1,137	1,027	2,163	1,027
Foreign exploration and development	(14)	16	5,281	5,295
Income tax losses	39,289	57,203	499,180	459,885
Defined benefit plan actuarial losses	-	-	5,646	7,845
Long-term investments and other	24,169	(27,166)	57,347	31,674

Deferred tax assets	147,091	9,995	1,006,012	848,704

Liabilities
Inventories	-	(12,430)	-	-

Deferred tax liabilities	-	(12,430)	-	-

Net deferred tax asset	$147,091	$22,425	$1,006,012	$848,704

Deferred tax allocated as	2018	2017

Deferred tax assets	$1,006,012	$861,171
Deferred tax liabilities	-	(12,467)

Net deferred tax asset	$1,006,012	$848,704

Cameco has recorded a net deferred tax asset of $1,006,012,000 (December 31, 2017 - $861,171,000). The realization of this deferred tax asset is dependent upon the generation of future taxable income in certain jurisdictions during the periods in which the Company’s deferred tax assets are available. The Company considers whether it is probable that all or a portion of the deferred tax assets will not be realized. In making this assessment, management considers all available evidence, including recent financial operations, projected future taxable income and tax planning strategies. Based on projections of future taxable income over the periods in which the deferred tax assets are available, realization of these deferred tax assets is probable and consequently the deferred tax assets have been recorded.

B. Movement in net deferred tax assets and liabilities

	2018	2017

Net deferred tax asset at beginning of year	$848,704	$820,048
Recovery for the year in net earnings	147,091	22,425
Recovery (expense) for the year in other comprehensive income	(851)	1,490
Change to equity accounting - JV Inkai	10,849	-
Effect of movements in exchange rates	219	4,741

End of year	$1,006,012	$848,704

C. Significant components of unrecognized deferred tax assets

	2018	2017

Income tax losses	$270,154	$259,770
Property, plant and equipment	2,344	2,076
Provision for reclamation	88,036	71,463
Long-term investments and other	72,500	68,544

Total	$433,034	$401,853

D. Tax rate reconciliation

The provision for income taxes differs from the amount computed by applying the combined expected federal and provincial income tax rate to earnings before income taxes. The reasons for these differences are as follows:

	2018	2017

Earnings (loss) before income taxes and non-controlling interest	$39,929	$(207,237)
Combined federal and provincial tax rate	26.9%	26.7%

Computed income tax expense (recovery)	10,741	(55,332)
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries	(78,138)	(51,526)
Change in unrecognized deferred tax assets	18,027	70,353
Share-based compensation plans	1,292	1,349
Change in tax provision related to transfer pricing	(61,000)	3,000
Non-deductible (non-taxable) capital amounts	(13,249)	3,034
Change in legislation	-	(12,199)
Non-deductible goodwill impairment	-	35,520
Change in uncertain tax positions	(3,517)	-
Other permanent differences	(462)	3,282

Income tax recovery	$(126,306)	$(2,519)

E. Earnings and income taxes by jurisdiction

	2018	2017

Earnings (loss) before income taxes
Canada	$(257,291)	$(53,521)
Foreign	297,220	(153,716)

	$39,929	$(207,237)

Current income taxes
Canada	$5,913	$5,221
Foreign	14,872	14,685

	$20,785	$19,906
Deferred income taxes (recovery)
Canada	$(149,284)	$(18,272)
Foreign	2,193	(4,153)

	$(147,091)	$(22,425)

Income tax recovery	$(126,306)	$(2,519)

F. Reassessments

Canada

In 2008, as part of the ongoing annual audits of Cameco's Canadian tax returns, Canada Revenue Agency (CRA) disputed the transfer pricing structure and methodology used by Cameco and its wholly owned Swiss subsidiary, Cameco Europe Ltd., in respect of sale and purchase agreements for uranium products. From December 2008 to date, CRA issued notices of reassessment for the taxation years 2003 through 2012, which in aggregate have increased Cameco's income for Canadian tax purposes by approximately $4,900,000,000. CRA has also issued notices of reassessment for transfer pricing penalties for the years 2007 through 2011 in the amount of $371,000,000. It is uncertain whether CRA will reassess Cameco's tax returns for subsequent years on a similar basis and if these will require Cameco to make future remittances or provide security on receipt of the reassessments.

On September 26, the Tax Court of Canada (Tax Court) ruled in our favour in our case with the Canada Revenue Agency (CRA) for the 2003, 2005 and 2006 tax years.

The Tax Court ruled that our marketing and trading structure involving foreign subsidiaries and the related transfer pricing methodology used for certain intercompany uranium purchase and sale agreements were in full compliance with Canadian laws for the three tax years in question. While the decision applies only to the three tax years in question, we believe there is nothing in the decision that would warrant a materially different outcome for subsequent tax years. Given the ruling in our favor, and the endorsement by the Tax Court of our transfer pricing methodology, we have reversed the cumulative tax provision related to this matter for the years 2003 through the current period in the amount of $61,000,000. We expect to recover any amounts remitted or secured as a result of the reassessments.

On October 25, 2018, CRA filed a notice of appeal with the Federal Court of Appeal. We anticipate that it will take about two years from the start of the appeal process to receive a decision from the Federal Court of Appeal.

We expect the Tax Court’s decision to be upheld on appeal. We expect any further actions regarding the tax years 2007 through 2012 will be suspended until the three years covered in the decision are finally resolved. Despite the fact that we believe there is no basis to do so, and it is not our view of the likely outcome, CRA may continue to reassess us using the methodology it used to reassess the 2003 through 2012 tax years. In that scenario, and including the $4,900,000,000 already reassessed, we expect to receive notices of reassessment for a total of approximately $8,700,000,000 for the years 2003 through 2018, which would increase Cameco’s income for Canadian tax purposes and result in a related tax expense of approximately $2,600,000,000. In addition to penalties already imposed, CRA may continue to apply penalties to taxation years subsequent to 2011. In that case, we estimate that cash taxes and transfer pricing penalties would be between $1,950,000,000 and $2,150,000,000. In addition, we estimate there would be interest and instalment penalties applied that would be material to Cameco. While in dispute, we would be responsible for remitting or otherwise securing 50% of the cash taxes and transfer pricing penalties (between $970,000,000 and $1,070,000,000), plus related interest and instalment penalties assessed, which would be material to Cameco.

Under Canadian federal and provincial tax rules, the amount required to be remitted each year will depend on the amount of income reassessed in that year and the availability of elective deductions. CRA disallowed the use of any loss carry-backs to be applied to any transfer pricing adjustment, starting with the 2008 tax year. In light of our view of the likely outcome of the case, we expect to recover the amounts remitted to CRA, including cash taxes, interest and penalties totalling $303,222,000 already paid as at December 31, 2018 (December 31, 2017 - $303,222,000) (note 10). In addition to the cash remitted, we have provided $478,000,000 in letters of credit to secure 50% of the cash taxes and related interest.

Management believes that the ultimate resolution will not be material to Cameco's financial position, results of operations or liquidity in the year(s) of resolution. Resolution of this matter as stipulated by CRA would be material to Cameco’s financial position, results of operations or liquidity in the year(s) of resolution and other unfavourable outcomes for the years 2003 to date could be material to Cameco's financial position, results of operations and cash flows in the year(s) of resolution.

Further to Cameco's decision to contest CRA's reassessments, Cameco is pursuing its appeal rights under Canadian federal and provincial tax rules.

G. Income tax losses

At December 31, 2018, income tax losses carried forward of $2,809,926,000 (2017 - $2,609,070,000) are available to reduce taxable income. These losses expire as follows:

Date of expiry	Canada	US	Other	Total

2030	$47	$-	$-	$47
2031	-	21,909	-	21,909
2032	236,484	23,596	-	260,080
2033	299,692	40,224	-	339,916
2034	322,021	22,189	-	344,210
2035	363,569	15,439	-	379,008
2036	209,178	46,923	-	256,101
2037	143	35,147	-	35,290
2038	5,731	66,115	-	71,846
2039	-	-	-	-
2040	-	-	-	-
No expiry	-	-	1,101,519	1,101,519

	$1,436,865	$271,542	$1,101,519	$2,809,926

Included in the table above is $987,639,000 (2017 - $958,417,000) of temporary differences related to loss carry forwards where no future benefit has been recognized.